Columbia Integrated Large Cap Value Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Value Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.1%
Issuer	Shares	Value ($)
Communication Services 8.5%
Interactive Media & Services 4.8%
Alphabet, Inc., Class A	2,081	666,294
Alphabet, Inc., Class C	4,024	1,288,163
Meta Platforms, Inc., Class A	521	337,582
Total		2,292,039
Media 2.0%
Comcast Corp., Class A	35,605	950,298
Wireless Telecommunication Services 1.7%
T-Mobile US, Inc.	4,014	838,966
Total Communication Services		4,081,303
Consumer Discretionary 7.8%
Broadline Retail 2.3%
Amazon.com, Inc.(a)	4,763	1,110,827
Hotels, Restaurants & Leisure 3.4%
DoorDash, Inc., Class A(a)	2,914	578,050
Expedia Group, Inc.	4,118	1,052,932
Total		1,630,982
Specialty Retail 2.1%
TJX Companies, Inc. (The)	928	140,982
Ulta Beauty, Inc.(a)	1,604	864,283
Total		1,005,265
Total Consumer Discretionary		3,747,074
Consumer Staples 6.0%
Consumer Staples Distribution & Retail 4.9%
Sysco Corp.	10,206	777,697
Walmart, Inc.	14,319	1,582,393
Total		2,360,090
Household Products 0.9%
Colgate-Palmolive Co.	5,504	442,467
Tobacco 0.2%
Philip Morris International, Inc.	657	103,464
Total Consumer Staples		2,906,021
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.3%
Energy Equipment & Services 2.5%
NOV, Inc.	13,154	202,046
TechnipFMC PLC	21,636	979,245
Total		1,181,291
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	1,687	254,956
EOG Resources, Inc.	6,806	734,027
Exxon Mobil Corp.	11,567	1,340,847
Total		2,329,830
Total Energy		3,511,121
Financials 24.3%
Banks 6.8%
Citigroup, Inc.	11,247	1,165,189
Citizens Financial Group, Inc.	4,316	233,496
U.S. Bancorp	19,101	936,904
Wells Fargo & Co.	11,027	946,668
Total		3,282,257
Capital Markets 6.1%
Charles Schwab Corp. (The)	1,228	113,872
Northern Trust Corp.	6,166	809,843
Raymond James Financial, Inc.	5,037	788,492
SEI Investments Co.	3,236	261,663
State Street Corp.	8,096	963,586
Total		2,937,456
Consumer Finance 2.3%
American Express Co.	3,075	1,123,205
Financial Services 2.6%
Berkshire Hathaway, Inc., Class B(a)	737	378,678
Euronet Worldwide, Inc.(a)	4,262	315,771
PayPal Holdings, Inc.	8,578	537,755
Total		1,232,204

Columbia Integrated Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Value Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 6.5%
Arch Capital Group Ltd.(a)	9,433	885,947
Chubb Ltd.	3,329	985,983
Cincinnati Financial Corp.	1,684	282,222
Everest Group Ltd.	2,376	746,753
RenaissanceRe Holdings Ltd.	886	231,397
Total		3,132,302
Total Financials		11,707,424
Health Care 16.6%
Biotechnology 4.0%
BioMarin Pharmaceutical, Inc.(a)	12,338	690,064
Exelixis, Inc.(a)	6,308	278,624
Neurocrine Biosciences, Inc.(a)	1,797	273,432
Vertex Pharmaceuticals, Inc.(a)	1,573	682,069
Total		1,924,189
Health Care Equipment & Supplies 1.6%
Medtronic PLC	7,463	786,078
Health Care Providers & Services 5.9%
Cardinal Health, Inc.	4,772	1,012,905
Cigna Group (The)	2,376	658,817
CVS Health Corp.	5,342	429,283
Elevance Health, Inc.	1,727	584,175
McKesson Corp.	160	140,979
Total		2,826,159
Pharmaceuticals 5.1%
Jazz Pharmaceuticals PLC(a)	5,531	976,387
Merck & Co., Inc.	14,173	1,485,756
Total		2,462,143
Total Health Care		7,998,569
Industrials 10.7%
Aerospace & Defense 0.2%
L3Harris Technologies, Inc.	412	114,820
Commercial Services & Supplies 0.5%
Rollins, Inc.	4,353	267,622
Construction & Engineering 1.7%
EMCOR Group, Inc.	1,362	837,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.1%
Lyft, Inc., Class A(a)	13,773	289,646
Uber Technologies, Inc.(a)	2,686	235,133
Total		524,779
Machinery 2.4%
Cummins, Inc.	2,342	1,166,269
Passenger Airlines 1.3%
United Airlines Holdings, Inc.(a)	5,997	611,454
Professional Services 2.4%
Genpact Ltd.	19,228	847,186
Leidos Holdings, Inc.	1,538	293,912
Total		1,141,098
Trading Companies & Distributors 1.1%
W.W. Grainger, Inc.	546	517,952
Total Industrials		5,181,719
Information Technology 7.7%
Communications Equipment 3.5%
Cisco Systems, Inc.	12,466	959,134
F5, Inc.(a)	2,591	619,664
Motorola Solutions, Inc.	344	127,170
Total		1,705,968
Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc.(a)	1,217	264,734
NXP Semiconductors NV	1,174	228,859
QUALCOMM, Inc.	1,162	195,321
Total		688,914
Software 2.8%
Adobe, Inc.(a)	2,406	770,233
Salesforce, Inc.	2,436	561,595
Total		1,331,828
Total Information Technology		3,726,710
Materials 4.5%
Construction Materials 2.2%
CRH PLC	8,921	1,070,163
Metals & Mining 2.3%
Newmont Corp.	11,904	1,080,050
Total Materials		2,150,213
Columbia Integrated Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Value Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.2%
Retail REITs 1.2%
Brixmor Property Group, Inc.	22,367	584,673
Specialized REITs 1.0%
EPR Properties	9,628	503,256
Total Real Estate		1,087,929
Utilities 4.5%
Electric Utilities 4.5%
Edison International	10,112	595,496
FirstEnergy Corp.	16,093	767,958
NRG Energy, Inc.	4,715	799,145
Total		2,162,599
Total Utilities		2,162,599
Total Common Stocks (Cost $34,572,703)		48,260,682

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	178,491	178,437
Total Money Market Funds (Cost $178,437)		178,437
Total Investments in Securities (Cost: $34,751,140)		48,439,119
Other Assets & Liabilities, Net		(212,295)
Net Assets		48,226,824
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	665,831	2,640,037	(3,127,428)	(3)	178,437	(36)	4,772	178,491
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Fund reorganization
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Research Enhanced Value ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.

Columbia Integrated Large Cap Value Fund  | 2025

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